CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and bank balances [Text Block]
	2023	2022
	US$’000	US$’000

Restricted cash, current portion	4,102	5,667
Cash on hand	376	494
Cash at bank	54,853	46,067
Cash and bank balances	59,331	52,228

Less:
Restricted cash, current portion	(4,102)	(5,667)
Cash and cash equivalents in the statements of cash flows	55,229	46,561

Restricted cash
Classified as:
Current	4,102	5,667
Non-current	4,560	4,342
	8,662	10,009